Intangible Assets - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets amortization expense	$ 4.8	$ 2.5	$ 2.0